Expense Example {- Franklin Payout 2023 Fund} - Franklin Fund Allocator Series (Payout) FAS4-07 - Franklin Payout 2023 Fund	Oct. 01, 2020 USD ($)
Class R6
Expense Example:
1 year	$ 31
3 years	856
Advisor Class
Expense Example:
1 year	46
3 years	$ 871